Fair Value Measurements - Summary of Change in Estimated Fair Value of Warrant Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		$ 9,088
Change in fair value of warrant liabilities	$ (10,849)	3,326
Foreign exchange rate translation adjustment	(44)	(1,048)
Ending Balance	11,456
2023 Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Reclassification of Warrants to equity upon consummation of the Reverse Recapitalization	(1,983)
Term Loan
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrant liabilities recognized upon issuance		$ 90
May 2023 Notes
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrant liabilities recognized upon issuance	$ 1,420